Pension and other post-retirement benefits - Additional Information (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Employee Benefits Disclosure [Line Items]
Defined contribution pension plan cost	CAD 4,132	CAD 3,287
Accumulated benefit obligation for pension plan	251,932	CAD 219,007
Defined benefit plan, amounts recognized in other comprehensive income (loss), net prior service cost (credit)	3,941
Pension Plans
Employee Benefits Disclosure [Line Items]
Net actuarial loss for defined benefit pension plan that will be amortized from accumulated other comprehensive income over next fiscal year	632
Expected employer contributions for next year	9,232
Other Postretirement Benefit Plans, Defined Benefit
Employee Benefits Disclosure [Line Items]
Net actuarial loss for defined benefit pension plan that will be amortized from accumulated other comprehensive income over next fiscal year	88
Expected employer contributions for next year	CAD 4,237